7. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tables/Schedules
Schedule of continuity of finder's options	The continuity of finder’s options for the year ended December 31, 2019 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
July 4, 2019	$0.10	411,250	-	-	(411,250)	-
Outstanding		411,250	-	-	(411,250)	-
Weighted average exercise price		$0.10	$Nil	$Nil	$0.10	$Nil

The continuity of finder’s options for the year ended December 31, 2018 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
July 14, 2018	$0.10	99,000	-	-	(99,000)	-
July 4, 2019(1)	$0.10	411,250	-	-	-	411,250
Outstanding		510,250	-	-	(99,000)	411,250
Weighted average exercise price		$0.10	$Nil	$Nil	$0.10	$0.10

The continuity of finder’s options for the year ended December 31, 2017 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
August 22, 2017	$0.25	152,600	-	-	(152,600)	-
July 14, 2018	$0.10	99,000	-	-	-	99,000
July 4, 2019	$0.10	411,250	-	-	-	411,250
Outstanding		662,850	-	-	(152,600)	510,250
Weighted average exercise price		$0.13	$Nil	$Nil	$0.25	$0.10